Schedule of Investments (unaudited) May 31, 2020	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Howmet Aerospace Inc.	66,036	$863,751
Teledyne Technologies Inc.(a)	4,505	1,685,410

		2,549,161

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	22,494	1,824,938
Expeditors International of Washington Inc.	28,309	2,161,958
United Parcel Service Inc., Class B	117,053	11,671,355

		15,658,251

Airlines — 0.0%
Delta Air Lines Inc.	27,413	691,082

Auto Components — 0.2%
Aptiv PLC	42,568	3,207,499
BorgWarner Inc.	34,905	1,122,196

		4,329,695

Automobiles — 0.9%
Tesla Inc.(a)(b)	24,562	20,509,270

Banks — 2.0%
Citizens Financial Group Inc.	71,296	1,718,234
Comerica Inc.	23,889	868,365
East West Bancorp. Inc.	24,590	859,421
Fifth Third Bancorp	118,214	2,292,170
First Republic Bank/CA	28,406	3,072,677
Huntington Bancshares Inc./OH	169,981	1,511,131
KeyCorp.	161,757	1,916,820
M&T Bank Corp.	21,232	2,243,373
People’s United Financial Inc.	74,946	858,132
PNC Financial Services Group Inc. (The)	72,209	8,234,714
Regions Financial Corp.	159,651	1,805,653
SVB Financial Group(a)	8,692	1,866,607
Truist Financial Corp.	223,786	8,230,849
U.S. Bancorp	228,781	8,135,452
Zions Bancorp. N.A.	27,514	905,348

		44,518,946

Beverages — 2.7%
Coca-Cola Co. (The)	679,560	31,721,861
PepsiCo Inc.	231,708	30,481,187

		62,203,048

Biotechnology — 4.0%
AbbVie Inc.	294,468	27,288,349
Amgen Inc.	98,351	22,591,225
Biogen Inc.(a)	29,042	8,918,508
BioMarin Pharmaceutical Inc.(a)	29,988	3,195,221
Gilead Sciences Inc.	210,701	16,398,859
Vertex Pharmaceuticals Inc.(a)	43,221	12,445,919

		90,838,081

Building Products — 0.7%
Allegion PLC	15,448	1,540,166
Fortune Brands Home & Security Inc.	23,570	1,436,827
Johnson Controls International PLC	127,385	4,001,163
Lennox International Inc.	5,876	1,256,524
Masco Corp.	46,333	2,161,434
Owens Corning	18,479	970,148
Trane Technologies PLC	39,758	3,586,569

		14,952,831

Security	Shares	Value

Capital Markets — 4.2%
Ameriprise Financial Inc.	20,556	$2,879,279
Bank of New York Mellon Corp. (The)	133,665	4,968,328
BlackRock Inc.(c)	25,412	13,433,800
Carlyle Group Inc. (The)	22,837	631,671
Cboe Global Markets Inc.	18,414	1,960,354
Charles Schwab Corp. (The)	193,007	6,930,881
CME Group Inc.	59,747	10,909,802
E*TRADE Financial Corp.	36,890	1,679,971
FactSet Research Systems Inc.	6,327	1,945,616
Franklin Resources Inc.	50,439	951,784
Intercontinental Exchange Inc.	92,292	8,975,397
Invesco Ltd.	65,240	519,963
MarketAxess Holdings Inc.	5,168	2,628,393
Moody’s Corp.	28,128	7,521,709
Nasdaq Inc.	19,450	2,304,047
Northern Trust Corp.	33,151	2,619,261
Raymond James Financial Inc.	21,130	1,463,886
S&P Global Inc.	40,657	13,214,338
State Street Corp.	59,102	3,602,858
T Rowe Price Group Inc.	39,357	4,758,261
TD Ameritrade Holding Corp.	45,075	1,679,945

		95,579,544

Chemicals — 2.2%
Axalta Coating Systems Ltd.(a)	35,751	826,206
DuPont de Nemours Inc.	121,223	6,149,643
Ecolab Inc.	43,260	9,196,211
International Flavors & Fragrances Inc.	14,285	1,902,619
Linde PLC	88,975	18,003,201
Mosaic Co. (The)	60,873	735,954
PPG Industries Inc.	39,310	3,996,648
Sherwin-Williams Co. (The)	13,847	8,223,041

		49,033,523

Commercial Services & Supplies — 0.5%
Copart Inc.(a)	35,072	3,135,086
Waste Management Inc.	70,807	7,558,647

		10,693,733

Communications Equipment — 1.5%
Cisco Systems Inc.	706,950	33,806,349

Consumer Finance — 0.6%
Ally Financial Inc.	62,557	1,090,994
American Express Co.	114,538	10,889,128
Discover Financial Services	51,420	2,442,964

		14,423,086

Containers & Packaging — 0.3%
Amcor PLC(a)	262,983	2,685,057
Ball Corp.	54,278	3,867,850

		6,552,907

Distributors — 0.1%
Genuine Parts Co.	24,241	2,021,942
LKQ Corp.(a)	48,693	1,337,110

		3,359,052

Diversified Financial Services — 0.1%
Equitable Holdings Inc.	70,806	1,353,102
Voya Financial Inc.	22,074	994,434

		2,347,536

Diversified Telecommunication Services — 1.9%
CenturyLink Inc.	154,661	1,520,318

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Liberty Global PLC, Class A(a)	27,471	$583,484
Liberty Global PLC, Class C, NVS(a)	70,580	1,456,065
Verizon Communications Inc.	689,596	39,569,019

		43,128,886

Electric Utilities — 1.2%
Alliant Energy Corp.	41,413	2,044,146
Edison International	60,659	3,524,894
Eversource Energy	54,751	4,582,659
Pinnacle West Capital Corp.	18,978	1,478,386
Southern Co. (The)	175,767	10,031,023
Xcel Energy Inc.	87,475	5,688,499

		27,349,607

Electrical Equipment — 0.4%
Eaton Corp. PLC	68,925	5,851,733
Rockwell Automation Inc.	19,370	4,187,019

		10,038,752

Electronic Equipment, Instruments & Components — 0.3%
Cognex Corp.	28,300	1,605,742
Keysight Technologies Inc.(a)	31,308	3,385,334
Trimble Inc.(a)	41,545	1,625,240

		6,616,316

Energy Equipment & Services — 0.3%
Baker Hughes Co.	110,229	1,819,881
National Oilwell Varco Inc.	65,312	814,440
Schlumberger Ltd.	231,453	4,274,937

		6,909,258

Entertainment — 2.2%
Activision Blizzard Inc.	128,068	9,218,335
Electronic Arts Inc.(a)	48,304	5,935,595
Walt Disney Co. (The)	301,027	35,310,467

		50,464,397

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities Inc.	20,439	3,141,883
American Tower Corp.	73,847	19,065,080
Boston Properties Inc.	24,543	2,110,207
Camden Property Trust	2,541	232,679
Equinix Inc.	14,247	9,939,135
Equity Residential	60,986	3,693,312
Healthpeak Properties Inc.	83,871	2,066,581
Host Hotels & Resorts Inc.	117,731	1,405,708
Iron Mountain Inc.	48,527	1,250,056
Prologis Inc.	123,175	11,270,512
SBA Communications Corp.	18,659	5,861,352
UDR Inc.	49,568	1,833,025
Welltower Inc.	68,733	3,482,701
Weyerhaeuser Co.	124,300	2,509,617

		67,861,848

Food Products — 0.8%
Bunge Ltd.	23,903	932,695
Campbell Soup Co.	28,721	1,464,197
General Mills Inc.	100,840	6,356,954
Hormel Foods Corp.(b)	49,044	2,394,818
Kellogg Co.	42,774	2,793,570
McCormick & Co. Inc./MD, NVS	20,614	3,610,748

		17,552,982

Health Care Equipment & Supplies — 2.1%
ABIOMED Inc.(a)	7,388	1,654,173
Align Technology Inc.(a)(b)	12,485	3,066,566

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.	45,215	$11,164,940
Dentsply Sirona Inc.	37,617	1,749,943
DexCom Inc.(a)	15,177	5,741,611
Edwards Lifesciences Corp.(a)	34,874	7,836,885
Hologic Inc.(a)	43,910	2,327,230
IDEXX Laboratories Inc.(a)	14,228	4,394,745
ResMed Inc.	24,116	3,878,335
Steris PLC	14,143	2,346,182
Varian Medical Systems Inc.(a)	15,117	1,835,053
West Pharmaceutical Services Inc.	12,106	2,615,380

		48,611,043

Health Care Providers & Services — 2.0%
AmerisourceBergen Corp.	25,751	2,455,100
Cardinal Health Inc.	48,650	2,660,669
Centene Corp.(a)	97,825	6,480,906
Cigna Corp.(a)	62,112	12,255,940
DaVita Inc.(a)	14,414	1,166,957
HCA Healthcare Inc.	45,144	4,825,894
Henry Schein Inc.(a)	23,915	1,452,119
Humana Inc.	22,023	9,043,745
Laboratory Corp. of America Holdings(a)	16,202	2,840,535
Quest Diagnostics Inc.	22,258	2,632,676

		45,814,541

Health Care Technology — 0.3%
Cerner Corp.	52,024	3,792,550
Teladoc Health Inc.(a)	11,538	2,008,304

		5,800,854

Hotels, Restaurants & Leisure — 2.2%
Aramark	37,923	981,826
Darden Restaurants Inc.	21,456	1,649,108
Domino’s Pizza Inc.	6,451	2,489,054
Hilton Worldwide Holdings Inc.	45,332	3,595,281
McDonald’s Corp.	124,316	23,162,557
Royal Caribbean Cruises Ltd.	30,100	1,561,287
Starbucks Corp.	195,718	15,264,047
Vail Resorts Inc.	6,826	1,353,801

		50,056,961

Household Durables — 0.3%
Garmin Ltd.	23,841	2,149,743
Mohawk Industries Inc.(a)	10,321	961,917
Newell Brands Inc.	68,018	894,437
NVR Inc.(a)	587	1,891,085
Whirlpool Corp.	10,475	1,276,064

		7,173,246

Household Products — 3.1%
Clorox Co. (The)	20,860	4,302,375
Colgate-Palmolive Co.	135,441	9,796,448
Kimberly-Clark Corp.	56,989	8,060,524
Procter & Gamble Co. (The)	411,810	47,737,015

		69,896,362

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	112,250	1,402,002

Industrial Conglomerates — 1.0%
3M Co.	95,965	15,012,764
Roper Technologies Inc.(b)	17,632	6,943,482

		21,956,246

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 3.1%
Allstate Corp. (The)	52,854	$5,169,650
American Financial Group Inc./OH	12,940	779,506
American International Group Inc.	145,620	4,377,337
Aon PLC(b)	38,626	7,607,391
Arch Capital Group Ltd.(a)	67,635	1,908,660
Arthur J Gallagher & Co.	31,562	2,975,665
Assurant Inc.	9,976	1,023,338
Chubb Ltd.	75,350	9,188,179
Erie Indemnity Co., Class A, NVS	4,281	771,607
Hartford Financial Services Group Inc. (The)	59,860	2,292,039
Lincoln National Corp.	32,577	1,235,646
Loews Corp.	43,204	1,436,101
Marsh & McLennan Companies Inc.	84,014	8,898,763
Principal Financial Group Inc.	45,805	1,768,989
Progressive Corp. (The)	97,584	7,580,325
Prudential Financial Inc.	66,208	4,036,040
Reinsurance Group of America Inc.	10,510	953,783
Travelers Companies Inc. (The)	42,526	4,549,431
Willis Towers Watson PLC	21,467	4,355,654

		70,908,104

Interactive Media & Services — 6.4%
Alphabet Inc., Class A(a)	50,008	71,687,468
Alphabet Inc., Class C, NVS(a)	51,181	73,133,555

		144,821,023

Internet & Direct Marketing Retail — 1.1%
Booking Holdings Inc.(a)	6,844	11,220,191
eBay Inc.	130,517	5,943,744
Expedia Group Inc.	22,438	1,783,372
MercadoLibre Inc.(a)(b)	7,461	6,354,310

		25,301,617

IT Services — 6.2%
Accenture PLC, Class A	105,879	21,347,324
International Business Machines Corp.	148,118	18,499,938
Mastercard Inc., Class A	149,217	44,897,903
Visa Inc., Class A	284,476	55,541,095
Western Union Co. (The)	68,907	1,379,518

		141,665,778

Leisure Products — 0.1%
Hasbro Inc.	22,027	1,619,205

Life Sciences Tools & Services — 0.4%
Agilent Technologies Inc.	51,818	4,567,239
Mettler-Toledo International Inc.(a)	4,013	3,190,335
Waters Corp.(a)(b)	10,373	2,073,044

		9,830,618

Machinery — 2.3%
Caterpillar Inc.	91,726	11,019,044
Cummins Inc.	24,623	4,176,061
Deere & Co.	49,687	7,558,387
Dover Corp.	24,069	2,340,710
IDEX Corp.	12,857	2,049,020
Illinois Tool Works Inc.	53,174	9,170,388
PACCAR Inc.	57,751	4,265,489
Parker-Hannifin Corp.	21,409	3,852,978
Pentair PLC	27,007	1,057,054
Snap-on Inc.	8,667	1,124,023
Stanley Black & Decker Inc.	25,700	3,224,065
Xylem Inc./NY	30,048	1,993,384

		51,830,603

Security	Shares	Value

Media — 0.3%
Cable One Inc.	751	$1,417,054
Discovery Inc., Class A(a)(b)	26,610	578,768
Discovery Inc., Class C, NVS(a)	56,431	1,105,483
Liberty Broadband Corp., Class C, NVS(a)	17,848	2,438,394
Omnicom Group Inc.	36,157	1,981,042

		7,520,741

Metals & Mining — 0.5%
Newmont Corp.	134,685	7,875,032
Nucor Corp.	50,322	2,126,607
Steel Dynamics Inc.	35,012	929,919

		10,931,558

Multi-Utilities — 1.7%
CMS Energy Corp.	47,326	2,772,357
Consolidated Edison Inc.	55,646	4,176,789
Dominion Energy Inc.	139,251	11,837,727
DTE Energy Co.	32,049	3,447,511
Public Service Enterprise Group Inc.	84,230	4,299,099
Sempra Energy	48,703	6,151,676
WEC Energy Group Inc.	52,597	4,824,723

		37,509,882

Multiline Retail — 0.5%
Target Corp.	84,473	10,333,582

Oil, Gas & Consumable Fuels — 2.1%
Apache Corp.	7,404	79,889
Cheniere Energy Inc.(a)	38,135	1,691,287
ConocoPhillips	180,303	7,605,180
EOG Resources Inc.	95,380	4,861,519
Hess Corp.	45,806	2,174,411
HollyFrontier Corp.	25,837	812,574
Kinder Morgan Inc./DE	339,905	5,370,499
Marathon Oil Corp.	31,001	165,545
Marathon Petroleum Corp.	108,209	3,802,464
Occidental Petroleum Corp.	148,951	1,928,915
ONEOK Inc.	68,912	2,528,381
Phillips 66	73,279	5,734,815
Pioneer Natural Resources Co.	27,631	2,531,000
Valero Energy Corp.	68,259	4,548,780
Williams Companies Inc. (The)	202,162	4,130,170

		47,965,429

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	37,065	7,319,226

Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	376,656	22,493,896
Jazz Pharmaceuticals PLC(a)	9,540	1,138,313
Johnson & Johnson	439,298	65,345,577
Merck & Co. Inc.	422,919	34,138,022
Perrigo Co. PLC	21,931	1,201,161
Zoetis Inc.	79,195	11,038,991

		135,355,960

Professional Services — 0.3%
IHS Markit Ltd.	63,329	4,398,832
ManpowerGroup Inc.	1,000	69,140
Nielsen Holdings PLC	60,204	836,234
Robert Half International Inc.	19,607	994,859

		6,299,065

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	53,859	2,368,719

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Jones Lang LaSalle Inc.	8,688	$889,651

		3,258,370

Road & Rail — 1.7%
AMERCO	1,518	489,555
CSX Corp.	128,927	9,228,595
Kansas City Southern	16,044	2,414,943
Norfolk Southern Corp.	43,001	7,666,648
Union Pacific Corp.	115,100	19,550,886

		39,350,627

Semiconductors & Semiconductor Equipment — 5.1%
Applied Materials Inc.	153,132	8,602,956
Intel Corp.	713,337	44,890,297
Lam Research Corp.	24,269	6,641,697
NVIDIA Corp.	101,961	36,198,194
Texas Instruments Inc.	155,729	18,491,262

		114,824,406

Software — 13.5%
Adobe Inc.(a)	80,389	31,078,387
Autodesk Inc.(a)	36,690	7,718,842
Cadence Design Systems Inc.(a)	46,717	4,264,795
Citrix Systems Inc.	19,422	2,876,787
Intuit Inc.	43,435	12,610,049
Microsoft Corp.	1,204,847	220,788,213
salesforce.com Inc.(a)	140,476	24,553,800
VMware Inc., Class A(a)	13,860	2,165,902

		306,056,775

Specialty Retail — 4.2%
Advance Auto Parts Inc.	11,558	1,610,261
Best Buy Co. Inc.	38,842	3,033,172
Burlington Stores Inc.(a)	10,862	2,277,436
CarMax Inc.(a)	27,249	2,399,274
Home Depot Inc. (The)	181,880	45,193,542
Lowe’s Companies Inc.	127,805	16,659,382
Ross Stores Inc.	59,847	5,802,765
Tiffany & Co.	18,210	2,333,247
TJX Companies Inc. (The)	200,636	10,585,555
Tractor Supply Co.	19,564	2,387,199
Ulta Beauty Inc.(a)(b)	9,057	2,209,999

		94,491,832

Technology Hardware, Storage & Peripherals — 0.2%
Hewlett Packard Enterprise Co.	215,626	2,093,728

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
HP Inc.	239,127	$3,620,383

		5,714,111

Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica Inc.(a)	20,602	6,182,557
NIKE Inc., Class B	207,156	20,421,439
VF Corp.	55,959	3,139,300

		29,743,296

Trading Companies & Distributors — 0.4%
Fastenal Co.	95,740	3,950,232
United Rentals Inc.(a)(b)	12,404	1,722,792
WW Grainger Inc.	7,603	2,354,041

		8,027,065

Water Utilities — 0.2%
American Water Works Co. Inc.	30,175	3,832,225

Total Common Stocks — 100.0% (Cost: $2,130,002,364)		2,267,190,494

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(c)(d)(e)	37,838,607	37,895,365
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(c)(d)	1,296,000	1,296,000

		39,191,365

Total Short-Term Investments — 1.7% (Cost: $39,163,907)		39,191,365

Total Investments in Securities — 101.7% (Cost: $2,169,166,271)		2,306,381,859

Other Assets, Less Liabilities — (1.7)%		(37,957,469)

Net Assets — 100.0%		$2,268,424,390

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI USA Leaders ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold		Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	484,177	37,354,430	(b)	—		37,838,607	$37,895,365	$70,232	(c)	$(18,784)		$27,506
BlackRock Cash Funds: Treasury, SL Agency Shares	2,641,000	—		(1,345,000	)(b)	1,296,000	1,296,000	34,902		—		—
BlackRock Inc.	14,048	12,998		(1,634)		25,412	13,433,800	152,385		67,259		1,619,532

							$52,625,165	$257,519		$48,475		$1,647,038

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	32	06/19/20	$4,867	$188,683

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,267,190,494	$—	$—	$2,267,190,494
Money Market Funds	39,191,365	—	—	39,191,365

	$2,306,381,859	$—	$—	$2,306,381,859

Derivative financial instruments(a)
Assets
Futures Contracts	$188,683	$—	$—	$188,683

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

5